Earning per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income		$ 77,622	$ 59,190	$ 41,377
Adjustment for:
Non-controlling interest		0	10,408	0
Preferred unitholders' interest in net income		12,303	2,480	0
Limited partners' interest in net income		65,319	46,302	41,377
Less: Dividends paid or to be paid	[1]	(59,952)	(57,764)	(46,627)
Under (over) distributed earnings attributable to:
Distributed Earnings		$ 5,367	$ (11,462)	$ (5,250)
Common units public [Member]
Basic earnings per unit :
Earnings Per Share, Basic	[2]	$ 1.93	$ 1.37	$ 1.58
Common Units Höegh LNG [Member]
Basic earnings per unit :
Earnings Per Share, Basic	[2],[3]	$ 2.03	$ 1.44	$ 1.52
Subordinated unit Höegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings		$ 2,127	$ (4,581)	$ (2,098)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		13,156	13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		13,156	13,156	13,156
Basic earnings per unit :
Earnings Per Share, Basic	[2],[3]	$ 2.03	$ 1.45	$ 1.52
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings		$ 2,900	$ (6,145)	$ (2,814)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		17,856	17,645	11,481
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		17,864	17,657	11,486
Common unit Höegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings		$ 340	$ (736)	$ (338)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		2,101	2,116	2,116
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		2,101	2,116	2,116

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.
[2]	Effective March 23, 2018, the Partnership granted 14,584 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended for to extend the terms and conditions of such unvested units of the participant that changed roles from the CEO/CFO to a member of the Board of the Partnership. The phantom units impact the diluted weighted average units outstanding; however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.
[3]	Includes total amounts attributable to incentive distributions rights of $1,591 and $1,141 for the years ended December 31, 2018 and 2017, respectively, of which $219 and $158 was attributed to common units owned by Höegh LNG and $1,372 and $983 was attributed to subordinated units owned by Höegh LNG, for the years ended December 31, 2018 and 2017, respectively.